MATERIAL RELATED PARTY TRANSACTIONS - Summary of Name and Relationship With Related Parties (Details)	6 Months Ended
Jun. 30, 2026
Dr. Tony Xu Han | Founder, Chairman, Executive Director and CEO
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Founder, Chairman, Executive Director and CEO
Dr. Yan Li | Co-founder, Executive Director and Chief Technology Officer
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Co-founder, Executive Director and Chief Technology Officer
Dr. Hua Zhong | Senior Vice President
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Senior Vice President
Ms. Jennifer Xuan Li | Chief Financial Officer and Head of International
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Chief Financial Officer and Head of International
Mr. Qingxiong Yang | Vice President
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Vice President
Mr. Jean-Franois Salles | Non-Executive Director
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Non-Executive Director
Mr. Ichijo Futakawa | Non-Executive Director
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Non-Executive Director
Mr. David Tong Zhang | Independent Director
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Independent Director
Ms. Huiping Yan | Independent Director
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Independent Director
Dr. Tony Fan-cheong Chan | Independent Director
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Independent Director
Mr. Gregoire de Franqueville | Former Non-Executive Director
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Former Non-Executive Director
Mr. Takao Asami | Former Non-Executive Director
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Former Non-Executive Director
Mr. Kazuriho Doi | Former Non-Executive Director
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Former Non-Executive Director
Alliance Automotive R&D (Shanghai) Co., Ltd | Affiliate of a shareholder
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Affiliates of a shareholder
Guangzhou Yuji Technology Co., Ltd. and its subsidiaries (collectively "Yuji affiliates") | Entity controlled by a close family member of Dr. Tony Xu Han
MATERIAL RELATED PARTY TRANSACTIONS
Description of nature of related party relationship	Entity controlled by a close family member of Dr. Tony Xu Han